UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

  The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended August 31, 2017.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives, such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
4.54%	$1,000.00	$1,045.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2017.
[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EM	— Emerging Markets
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

4	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 40.1%
FHLMC — 11.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-12/1/38	$384,807	$429,678
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36-11/1/39	310,841	351,827
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	44,900	50,971
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/39	137,367	153,690
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/42-3/1/43	950,019	988,068
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	4/1/43-7/1/47	12,457,771	13,191,592
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/12/47	55,000,000	55,535,974	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	80,700,000	83,505,582	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	55,000,000	58,046,485	(a)
Total FHLMC				212,253,867
FNMA — 19.9%
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	6,107,698	6,350,059
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-3/1/47	18,193,892	19,898,003
Federal National Mortgage Association (FNMA)	2.500%	10/17/32	22,700,000	22,987,291	(a)
Federal National Mortgage Association (FNMA)	3.000%	10/17/32-10/12/47	110,700,000	112,188,826	(a)
Federal National Mortgage Association (FNMA)	3.500%	10/17/32-10/12/47	63,800,000	66,061,549	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	325,709	363,870
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	3,585,001	3,953,017
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	47,129	52,690
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	745,348	851,526
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	60,871	70,955
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-8/1/47	53,651,194	56,848,143
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-1/1/46	5,185,137	5,383,003
Federal National Mortgage Association (FNMA)	4.000%	10/12/47	73,400,000	77,452,768	(a)
Federal National Mortgage Association (FNMA)	4.500%	10/12/47	5,000,000	5,374,042	(a)
Federal National Mortgage Association (FNMA)	5.000%	10/12/47	3,800,000	4,149,579	(a)
Total FNMA				381,985,321
GNMA — 9.2%
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	2,186,717	2,493,544
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	3,816,263	4,097,823
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	53,596	58,695
Government National Mortgage Association (GNMA) II	4.000%	9/20/45	3,767,320	3,996,285
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	17,000,000	17,327,715	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	10/23/47	$143,400,000	$149,287,241	(a)
Total GNMA				177,261,303
Total Mortgage-Backed Securities (Cost — $770,186,299)				771,500,491
Asset-Backed Securities — 8.8%
Ameriquest Mortgage Securities Inc., 2005-R9 A2C (1 mo. USD LIBOR + 0.350%)	1.584%	11/25/35	265,891	266,437	(b)
Apidos CLO, 2014-18A A1R (3 mo. USD LIBOR + 1.120%)	2.433%	7/22/26	2,000,000	1,999,982	(b)(c)
Apidos CLO, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	2.807%	10/20/27	3,000,000	3,010,059	(b)(c)
Ares CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	2.568%	12/5/25	5,000,000	5,022,490	(b)(c)
Argent Securities Inc., 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.359%	9/25/33	96,374	87,725	(b)
Argent Securities Inc., 2004-W5 AV3B (1 mo. USD LIBOR + 0.900%)	2.134%	4/25/34	137,342	135,174	(b)
Argent Securities Inc., 2006-M3 A2C (1 mo. USD LIBOR + 0.160%)	1.394%	10/25/36	4,693,695	2,184,783	(b)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.134%	3/25/37	712,275	661,299	(b)(c)
Blackbird Capital Aircraft, 2016-1A A	4.213%	12/16/41	23,375,521	24,280,761	(c)
Carlyle Global Market Strategies, 2013-3A A1A (3 mo. USD LIBOR + 1.120%)	2.424%	7/15/25	2,500,000	2,501,447	(b)(c)
Carlyle Global Market Strategies, 2013-4A C (3 mo. USD LIBOR + 2.800%)	4.104%	10/15/25	250,000	250,159	(b)(c)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.611%	1/30/25	774,396	779,137	(b)(c)
Countrywide Asset-Backed Certificates, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	1.734%	10/25/34	3,257,211	3,206,146	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.564%	7/25/36	61,975	58,213	(b)(c)
Countrywide Asset-Backed Certificates, 2007-04 A4W	5.051%	4/25/47	12,363,262	12,117,254
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.134%	10/25/47	32,078	32,040	(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	489,346	505,815	(c)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A (1 mo. USD LIBOR + 0.240%)	1.467%	2/15/30	641,843	576,439	(b)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	1.682%	12/25/42	96,786	94,329	(b)(c)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.707%	10/20/29	2,500,000	2,532,032	(b)(c)
Lehman XS Trust, 2006-2N 1A1 (1 mo. USD LIBOR + 0.260%)	1.494%	2/25/46	60,402	53,746	(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	1.534%	5/25/37	8,561,452	8,182,451	(b)(c)

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	1.624%	8/25/36	$20,305,000	$19,947,171	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	1.324%	12/25/36	35,432	22,340	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	500,000	505,433	(b)(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.313%	4/15/37	847,473	785,054	(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3 (1 mo. USD LIBOR + 0.780%)	2.014%	1/25/31	7,586	5,795	(b)
RAAC Series, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.504%	5/25/36	256,377	252,493	(b)(c)
RAAC Series, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	1.634%	9/25/45	2,160,000	2,074,826	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.114%	8/25/33	444,661	419,458	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	2.234%	9/25/37	389,792	313,634	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	3.034%	9/25/37	1,706,598	1,405,863	(b)
Residential Asset Mortgage Products Inc., 2002-RS6 AII (1 mo. USD LIBOR + 0.900%)	2.134%	11/25/32	2,949	2,666	(b)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	1.504%	10/25/36	1,470,000	1,447,205	(b)
Residential Asset Securities Corp., 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)	1.674%	1/25/36	9,312,396	9,309,800	(b)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	2.734%	10/25/32	3,366	3,173	(b)(c)
Small Business Administration, 2016-10A 1	2.507%	3/10/26	3,711,595	3,788,498
Small Business Administration, 2017-10A 1	2.845%	3/10/27	23,795,000	24,414,408
Small Business Administration Participation Certificates, 2017-20E 1	2.880%	5/1/37	3,070,000	3,129,719
Small Business Administration Participation Certificates, 2017-20G 1	2.980%	7/1/37	7,530,000	7,713,740
Southern Pacific Secured Assets Corp., 1998-2 A1 (1 mo. USD LIBOR + 0.340%)	1.574%	7/25/29	796	791	(b)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	591,112	586,437
Structured Asset Securities Corp., 2004-SC1 (6 mo. USD LIBOR + 5.080%)	8.255%	12/25/29	17,866	18,509	(b)(c)
Structured Asset Securities Corp., 2005-WF1 A3 (1 mo. USD LIBOR + 0.660%)	1.894%	2/25/35	332,811	333,628	(b)
TCI-Symphony CLO, 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	3.104%	10/13/29	2,500,000	2,506,840	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1 (12 mo. USD LIBOR + 2.320%)	2.750%	10/25/56	13,556,007	13,708,010	(b)(c)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	1.664%	3/25/37	$124,853	$124,047	(b)(c)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	54,027	54,661
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	7,271,161	7,697,913
Total Asset-Backed Securities (Cost — $164,011,551)				169,110,030
Collateralized Mortgage Obligations(d) — 24.8%
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	1.852%	6/25/45	6,102,994	5,962,073	(b)
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.426%	12/20/34	12,851	7,010	(b)
Banc of America Funding Corp., 2005-E 8A1 (11th District Cost of Funds + 1.430%)	2.078%	6/20/35	41,070	29,254	(b)
BCAP LLC Trust, 2006-AA1 A1 (1 mo. USD LIBOR + 0.190%)	1.424%	10/25/36	543,301	477,263	(b)
Bear Stearns Alt-A Trust, 2004-07 2A1 (6 mo. USD LIBOR + 2.000%)	3.498%	8/25/34	16,089,936	16,627,633	(b)
Bear Stearns Alt-A Trust, 2004-10 1A3 (1 mo. USD LIBOR + 1.000%)	2.234%	9/25/34	42,276	42,612	(b)
Bear Stearns ARM Trust, 2004-10 31A1 (12 mo. USD LIBOR + 2.320%)	3.563%	1/25/35	25,384	25,345	(b)
BX Trust, 2017-APPL A (1 mo. LIBOR + 0.880%)	2.130%	7/15/34	7,610,000	7,629,071	(b)(c)
CD Commercial Mortgage Trust, 2016-CD2 C	4.166%	11/10/49	6,390,000	6,592,560	(b)
Chevy Chase Mortgage Funding Corp., 2003-4A A1 (1 mo. USD LIBOR + 0.340%)	1.574%	10/25/34	5,781,067	5,557,928	(b)(c)
Chevy Chase Mortgage Funding Corp., 2004-1A A1 (1 mo. USD LIBOR + 0.280%)	1.514%	1/25/35	6,318,486	5,876,425	(b)(c)
Chicago Skyscraper Trust, 2017-SKY A (1 mo. USD LIBOR + 0.800%)	2.027%	2/15/30	6,390,000	6,400,147	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,996,237
Colony Mortgage Capital Ltd., 2014-FL2 B (1 mo. USD LIBOR + 2.450%)	3.681%	11/10/31	4,847,652	4,858,438	(b)(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	180,000	194,646
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	174,380	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.252%	10/10/46	80,000	84,324	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	137,684	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,769,573	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,606,668

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Commercial Mortgage Pass-Through Certificates, 2014-UBS3 XA, IO	1.473%	6/10/47	$7,554,777	$432,728	(b)
Countrywide Alternative Loan Trust, 2005-24 1A1 (12 mo. Monthly Treasury Average Index + 1.310%)	2.140%	7/20/35	747,330	606,913	(b)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	614,006	563,944
Countrywide Home Loans, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	1.634%	11/25/34	304,976	267,597	(b)(c)
Countrywide Home Loans, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	1.654%	7/25/36	416,826	387,654	(b)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1 (1 mo. USD LIBOR + 0.600%)	1.834%	5/25/35	58,065	52,788	(b)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,490,000	3,686,630	(c)
Credit Suisse Mortgage Trust, 2017-RPL1 A1	2.750%	7/25/57	28,510,096	28,616,353	(b)(c)
Credit Suisse Mortgage Trust, 2017-RPL1 M1	3.062%	7/25/57	20,370,000	18,923,465	(b)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 D	3.737%	11/15/48	2,500,000	2,268,819	(b)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.737%	11/15/48	7,026,000	5,326,075	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.540%	11/15/49	11,548,000	9,003,113	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1 x 1 mo. USD LIBOR + 5.950%)	4.723%	10/15/41	718,203	118,845	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	1,493,852	176,647
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	44,497	50,324
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO (12 mo. USD LIBOR + 1.860%)	1.894%	2/15/38	13,666,927	829,080	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	3.434%	2/25/24	12,025,286	12,427,209	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2 (1 mo. USD LIBOR + 2.500%)	3.734%	8/25/24	255,686	258,830	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.434%	9/25/24	12,500,000	12,886,235	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M1 (1 mo. USD LIBOR + 0.800%)	2.034%	3/25/29	11,263,715	11,311,191	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	2.584%	3/25/29	24,500,000	24,850,619	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.769%	7/25/21	2,176,152	113,337	(b)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K049 X1, IO	0.739%	7/25/25	$97,304,644	$3,917,582	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K050 X1, IO	0.462%	8/25/25	172,571,473	4,045,714	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.452%	11/25/19	39,169,233	846,388	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.658%	8/25/22	83,332,084	1,822,706	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K723 X1, IO	1.079%	8/25/23	124,365,776	5,878,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.845%	1/25/24	148,136,375	5,937,498	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K725 X1, IO	0.745%	3/25/27	52,414,855	2,619,904	(b)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO (-1 x 1 mo. USD LIBOR + 6.530%)	5.296%	1/25/41	265,687	51,291	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	561,076	637,452
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	18,548	20,379
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	36,232	33,426
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1 x 1 mo. USD LIBOR + 6.600%)	5.366%	7/25/42	151,813	29,885	(b)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,155,799	104,928
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	684,387	73,165
Federal National Mortgage Association (FNMA), 2012-134 SK, IO (-1 x 1 mo. USD LIBOR + 6.150%)	4.916%	12/25/42	998,196	206,208	(b)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	195,193	217,995
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	685,539	108,037
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	2,079,914	317,952
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	2,800,220	305,269
Federal National Mortgage Association (FNMA), 2014-047 AI, IO (12 mo. USD LIBOR + 1.760%)	1.780%	8/25/44	6,176,896	384,447	(b)
Federal National Mortgage Association (FNMA), 2016 M2 X3, IO	1.985%	4/25/36	32,297,521	2,051,794	(b)
Federal National Mortgage Association (FNMA), 2017-M8 A2	3.061%	5/25/27	7,626,754	7,916,171	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 1.200%)	2.434%	7/25/24	367,742	368,294	(b)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	$32,511	$6,811
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	19,073	3,643
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	10,052	1,846	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	10,793	1,936	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	16,533	2,971
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	24,886	5,320
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	94,582	17,458
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	355,931	30,338
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	209,470	35,002
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	22,117,834	167,961	(c)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	5.232%	12/25/45	35,901	36,573	(b)(c)
FRESB Multifamily Mortgage Pass-Through Trust, 2015-SB7 A10	2.950%	9/25/35	7,258,715	7,410,146	(b)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1 (12 mo. USD LIBOR + 2.380%)	3.853%	4/19/36	989,992	943,889	(b)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1 x 1 mo. USD LIBOR + 6.500%)	5.269%	3/20/39	26,449	1,711	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1 x 1 mo. USD LIBOR + 6.650%)	5.419%	1/20/40	65,042	8,036	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	243,455	24,225
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.674%	11/20/60	970,746	968,327	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	1.724%	4/20/61	1,494,719	1,495,832	(b)
Government National Mortgage Association (GNMA), 2012-043 SN, IO (-1 x 1 mo. USD LIBOR + 6.600%)	5.372%	4/16/42	4,424,406	985,456	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.658%	1/16/55	113,185,219	3,598,503	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.658%	5/16/55	48,918,332	2,317,643	(b)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,783,424	309,154

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2015-036 MI, IO	5.500%	3/20/45	$2,056,136	$426,047
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	615,527	123,914
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	1.594%	7/25/35	14,259,250	13,528,560	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	555,851	(b)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,225,462
GS Mortgage Securities Trust, 2017-GPTX A	2.856%	5/10/34	6,290,000	6,376,978	(c)
GSR Mortgage Loan Trust, 2004-14 3A2	3.933%	12/25/34	23,738	23,404	(b)
Homebanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	1.974%	12/25/34	5,547,788	5,491,251	(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	4,950,000	4,899,906	(c)
IMPAC CMB Trust, 2004-07 1A1 (1 mo. USD LIBOR + 0.740%)	1.974%	11/25/34	11,358,939	11,328,355	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.092%	1/15/47	36,734,921	1,487,717	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.724%	7/15/47	1,130,000	1,143,178	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	3.507%	11/15/31	5,550,000	5,527,338	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.598%	12/15/49	6,080,000	5,910,161	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP5 C	4.054%	3/15/50	6,320,000	6,380,932	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	815,700	738,750
JPMorgan Mortgage Trust, 2015-5 A9 (1 mo. USD LIBOR + 1.510%)	2.856%	5/25/45	4,585,342	4,612,093	(b)(c)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	1.442%	7/27/36	7,421,783	5,661,336	(b)(c)
La Hipotecaria SA, 2007-1GA A (Panamanian Mortgage Reference Rate -1.250%)	4.000%	12/23/36	179,242	176,106	(b)(c)(e)(f)
MASTR ARM Trust, 2004-4 3A1 (6 mo. USD LIBOR + 1.980%)	3.121%	5/25/34	65,533	65,677	(b)
MASTR ARM Trust, 2005-7 3A1 (6 mo. USD LIBOR + 1.880%)	3.359%	9/25/35	98,098	77,346	(b)
MASTR ARM Trust, 2007-R5 A1 (6 mo. USD LIBOR + 1.890%)	3.359%	11/25/35	771,530	657,856	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1 (12 mo. USD LIBOR + 2.000%)	3.610%	3/25/36	768,812	652,925	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.640%	8/15/45	1,173,088	67,978	(b)(c)

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	$100,000	$109,028	(b)
New Residential Mortgage Loan Trust, 2016-3A A1B (12 mo. USD LIBOR + 3.830%)	3.250%	9/25/56	10,232,302	10,503,581	(b)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	12,409,881	12,903,732	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	51,070,470	53,520,832	(b)(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1 (12 mo. USD LIBOR + 1.870%)	3.446%	5/25/35	5,464	5,500	(b)
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	2.148%	9/29/31	1,083	1,024	(b)(c)
Residential Accredit Loans Inc., 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	1.439%	9/25/46	1,032,324	940,371	(b)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	48,453	41,729
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,466,580	1,469,222
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.177%	6/15/33	7,590,000	7,628,011	(b)(c)
Structured ARM Loan Trust, 2004-02 4A1 (6 mo. USD LIBOR + 2.060%)	3.369%	3/25/34	322,805	323,603	(b)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1 (12 mo. Monthly Treasury Average Index + 2.150%)	2.980%	3/25/46	441,860	431,839	(b)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1 (1 mo. USD LIBOR + 0.210%)	1.444%	4/25/36	132,255	124,078	(b)
Structured Asset Securities Corp., 2003-9A 2A2 (6 mo. USD LIBOR + 1.990%)	3.220%	3/25/33	270,341	270,683	(b)
Towd Point Mortgage Trust, 2016-3 A1 (12 mo. USD LIBOR + 2.260%)	2.250%	4/25/56	13,880,684	13,866,123	(b)(c)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	103,267	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11 (1 year Treasury Constant Maturity Rate + 2.330%)	3.125%	10/25/34	451,003	453,365	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	2.214%	11/25/34	12,552,625	12,433,311	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A (1 mo. USD LIBOR + 0.640%)	1.874%	7/25/45	133,252	133,069	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1 (1 mo. USD LIBOR + 0.270%)	1.504%	12/25/45	58,372	58,251	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.542%	8/15/50	34,238,934	1,972,077	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	5,707,000	4,502,989
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	5,870,000	5,941,274
Wells Fargo Commercial Mortgage Trust, 2017-C39 C	4.118%	9/15/50	8,370,000	8,409,297
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.609%	6/15/45	443,151	23,433	(b)(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,696,999	(b)
Total Collateralized Mortgage Obligations (Cost — $471,290,672)				477,481,388

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 1.5%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	$1,610,000	$1,654,127
Financials — 0.7%
Banks — 0.7%
Bank of Montreal, Senior Secured Bonds	1.750%	6/15/21	12,200,000	12,073,749	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds (Greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/2/17	1,620,000	1,634,681	(b)(g)
Total Financials				13,708,430
Industrials — 0.6%
Transportation — 0.6%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	10,410,000	10,800,375	(c)
Materials — 0.1%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,005,340	(c)
Total Corporate Bonds & Notes (Cost — $27,598,473)				28,168,272
Sovereign Bonds — 0.5%
Kuwait — 0.5%
Kuwait International Government Bonds, Senior Notes (Cost — $8,578,824)	3.500%	3/20/27	8,660,000	8,997,221	(c)
U.S. Government & Agency Obligations — 16.2%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank (FHLB), Bonds	0.875%	10/1/18	25,000,000	24,897,775
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.000%	6/29/18	3,376,000	3,368,883
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	7,960,000	7,681,333
Total U.S. Government Agencies				35,947,991
U.S. Government Obligations — 14.3%
U.S. Treasury Bonds	3.000%	5/15/45	106,990,000	113,045,801
U.S. Treasury Bonds	3.000%	5/15/47	68,850,000	72,748,362
U.S. Treasury Notes	1.625%	11/30/20	11,000,000	11,047,051
U.S. Treasury Notes	2.000%	2/15/25	3,830,000	3,831,945
U.S. Treasury Notes	2.375%	5/15/27	73,000,000	74,594,023
Total U.S. Government Obligations				275,267,182
Total U.S. Government & Agency Obligations (Cost — $303,518,647)				311,215,173
U.S. Treasury Inflation Protected Securities — 2.1%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,751,584	3,523,751
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,308,984	2,261,311
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,508,836	8,241,159

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	$12,632,792	$13,018,522
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	7,590,180	7,605,335
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	5,877,258	5,929,367
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	103,088	105,502
Total U.S. Treasury Inflation Protected Securities (Cost — $39,316,306)				40,684,947

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 2-Year Notes Futures, Call @ $108.75	10/27/17	1,000	2,000,000	31,250
U.S. Treasury 5-Year Notes Futures, Put @ $113.25	11/24/17	3,479	3,479,000	54,359
U.S. Treasury 5-Year Notes Futures, Put @ $113.50	11/24/17	1,800	1,800,000	42,188
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	11/24/17	1,155	1,155,000	27,071
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	11/24/17	1,121	1,121,000	26,274
U.S. Treasury 10-Year Notes Futures, Call @ $126.25	9/1/17	78	78,000	58,500
U.S. Treasury 10-Year Notes Futures, Put @ $122.00	10/27/17	7,000	7,000,000	218,750
U.S. Treasury 10-Year Notes Futures, Put @ $126.00	9/22/17	58	58,000	7,250
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	9/22/17	73	73,000	177,938
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	9/22/17	34	34,000	58,438
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00	9/22/17	42	42,000	7,875
Total Purchased Options (Cost — $636,770)				709,893
Total Investments before Short-Term Investments (Cost — $1,785,137,542)				1,807,867,415

	Rate	Maturity Date	Face Amount
Short-Term Investments — 39.9%
Time Deposits — 24.8%
State Street Corp. (Cost — $476,930,000)	0.120%	9/1/17	$476,930,000	476,930,000
U.S. Government Agencies — 15.1%
Federal Home Loan Bank (FHLB), Discount Notes	1.027%	9/21/17	20,000,000	19,988,611	(h)
Federal Home Loan Bank (FHLB), Discount Notes	1.074%	11/16/17	25,000,000	24,946,700	(h)
Federal Home Loan Bank (FHLB), Discount Notes	1.053%	11/24/17	220,000,000	219,481,460	(h)
Federal Home Loan Bank (FHLB), Discount Notes	1.136%	1/26/18	25,000,000	24,891,800	(h)
Total U.S. Government Agencies (Cost — $289,277,789)				289,308,571
Total Short-Term Investments (Cost — $766,207,789)				766,238,571
Total Investments — 133.9% (Cost — $2,551,345,331)				2,574,105,986

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

Security	Value
Liabilities in Excess of Other Assets — (33.9)%	$(651,336,475)
Total Net Assets — 100.0%	$1,922,769,511

(a)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2017, the Fund held TBA securities with a total cost of $650,674,461 (See Note 1).

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Put	9/22/17	$117.75	247	$247,000	$11,578
U.S. Treasury 10-Year Notes Futures, Call	9/22/17	127.00	943	943,000	427,297
U.S. Treasury 10-Year Notes Futures, Call	9/22/17	126.50	590	590,000	442,500
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	128.50	196	196,000	88,813
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	129.00	483	483,000	166,031
U.S. Treasury 10-Year Notes Futures, Put	9/22/17	125.50	176	176,000	11,000
U.S. Treasury 10-Year Notes Futures, Put	9/22/17	125.00	877	877,000	27,406
U.S. Treasury 10-Year Notes Futures, Put	11/24/17	124.00	196	196,000	33,687
U.S. Treasury Long-Term Bonds Futures, Call	9/22/17	157.00	303	303,000	217,781
U.S. Treasury Long-Term Bonds Futures, Call	9/22/17	156.00	264	264,000	301,125

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Western Asset SMASh Series M Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	9/22/17	$150.00	36	$36,000	$1,125
U.S. Treasury Long-Term Bonds Futures, Put	9/22/17	152.00	366	366,000	34,313
Total Exchange-Traded Written Options (Premiums received — $2,017,245)					$1,762,656

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	558	12/18	$136,565,338	$137,240,100	$674,762
U.S. Treasury 5-Year Notes	7,308	12/17	864,769,838	865,998,000	1,228,162
U.S. Treasury 10-Year Notes	7,519	12/17	952,015,640	954,795,516	2,779,876
U.S. Treasury Ultra 10-Year Notes	73	12/17	9,937,362	9,966,781	29,419
U.S. Treasury Ultra Long-Term Bonds	3,031	12/17	507,914,141	512,428,437	4,514,296
					9,226,515
Contracts to Sell:
90-Day Eurodollar	2,490	9/17	614,078,070	614,267,438	(189,368)
90-Day Eurodollar	9,800	12/17	2,414,541,588	2,415,332,500	(790,912)
90-Day Eurodollar	172	3/18	42,343,691	42,372,200	(28,509)
90-Day Eurodollar	580	6/18	142,698,178	142,817,750	(119,572)
90-Day Eurodollar	530	9/18	130,090,090	130,446,250	(356,160)
90-Day Eurodollar	2,296	12/19	560,096,788	563,754,100	(3,657,312)
U.S. Treasury 2-Year Notes	1,088	12/17	235,262,263	235,348,000	(85,737)
U.S. Treasury Long-Term Bonds	1,829	12/17	283,930,423	285,495,469	(1,565,046)
					(6,792,616)
Net unrealized appreciation on open futures contracts					$2,433,899

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$101,430,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$168,598
1,053,300,000	8/24/19	3-Month LIBOR quarterly	1.582% semi-annually	—	975,693
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,014,598)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(43,981)	351,686
72,020,000	6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(1,309,464)
348,380,000	11/30/21	1.872% semi-annually	3-Month LIBOR quarterly	—	(2,073,241)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset SMASh Series M Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$17,190,000	3/31/22	3-Month LIBOR quarterly	2.054% semi-annually	—	$238,913
	120,400,000	8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(742,468)
	69,068,000	11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	(382,163)
	193,152,000	5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	$63,846	5,796,133
	71,840,000	6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	8,939	2,611,187
	226,280,000	8/24/27	2.179% semi-annually	3-Month LIBOR quarterly	—	(1,855,899)
	163,220,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	864,888	(3,280,184)
Total	$2,719,330,000				$893,692	$(515,807)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.27 Index	$18,400,000	12/20/21	1.000% quarterly	$383,381	$267,298	$116,083
Markit CDX.NA.IG.28 Index	67,690,000	6/20/22	1.000% quarterly	1,301,567	1,056,873	244,694
Total	$86,090,000			$1,684,948	$1,324,171	$360,777

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $2,551,345,331)	$2,574,105,986
Cash	1,503,155
Receivable for securities sold	736,590,000
Receivable for Fund shares sold	12,247,359
Deposits with brokers for centrally cleared swap contracts	11,537,000
Deposits with brokers for open futures contracts	6,179,951
Interest receivable	5,462,313
Receivable from broker — variation margin on open futures contracts	3,140,279
Receivable from investment manager	51,539
Prepaid expenses	56,486
Total Assets	3,350,874,068

Liabilities:
Payable for securities purchased	1,420,724,484
Payable for Fund shares repurchased	3,712,724
Payable to broker — variation margin on centrally cleared swaps	1,824,080
Written options, at value (premiums received — $2,017,245)	1,762,656
Accrued expenses	80,613
Total Liabilities	1,428,104,557
Total Net Assets	$1,922,769,511

Net Assets:
Par value (Note 5)	$1,743
Paid-in capital in excess of par value	1,870,901,456
Undistributed net investment income	3,647,501
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	22,924,698
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	25,294,113
Total Net Assets	$1,922,769,511

Shares Outstanding	174,321,416

Net Asset Value	$11.03

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$22,775,956

Expenses:
Fund accounting fees	66,950
Legal fees	46,769
Audit and tax fees	26,393
Registration fees	24,764
Trustees’ fees	19,910
Shareholder reports	13,091
Commitment fees (Note 6)	9,234
Custody fees	8,334
Insurance	8,033
Transfer agent fees	5,848
Interest expense	177
Miscellaneous expenses	12,765
Total Expenses	242,268
Less: Fee waivers and/or expense reimbursements (Note 2)	(242,268)
Net Expenses	—
Net Investment Income	22,775,956

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,374,306)
Futures contracts	15,548,431
Written options	13,224,548
Swap contracts	(431,848)
Net Realized Gain	26,966,825
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	32,699,246
Futures contracts	6,329,858
Written options	253,781
Swap contracts	(12,027,313)
Change in Net Unrealized Appreciation (Depreciation)	27,255,572
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	54,222,397
Increase in Net Assets From Operations	$76,998,353

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited), the Period Ended February 28, 2017 and the Year Ended October 31, 2016	2017	2017†	2016

Operations:
Net investment income	$22,775,956	$12,917,407	$26,639,217
Net realized gain	26,966,825	40,924,349	7,788,034
Change in net unrealized appreciation (depreciation)	27,255,572	(31,769,930)	24,636,125
Increase in Net Assets From Operations	76,998,353	22,071,826	59,063,376

Distributions to Shareholders From (Note 1):
Net investment income	(21,506,150)	(11,859,844)	(27,207,418)
Net realized gains	(12,296,778)	(37,792,199)	(15,880,319)
Decrease in Net Assets From Distributions to Shareholders	(33,802,928)	(49,652,043)	(43,087,737)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	513,435,458	280,675,634	705,257,140
Cost of shares repurchased	(146,636,912)	(128,578,351)	(166,206,792)
Increase in Net Assets From Fund Share Transactions	366,798,546	152,097,283	539,050,348
Increase in Net Assets	409,993,971	124,517,066	555,025,987

Net Assets:
Beginning of period	1,512,775,540	1,388,258,474	833,232,487
End of period*	$1,922,769,511	$1,512,775,540	$1,388,258,474
*Includes undistributed net investment income of:	$3,647,501	$2,377,695	$1,581,115

†	For the period November 1, 2016 through February 28, 2017.

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	21

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2017[1,2]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]	2013[1,4]	2012[4]

Net asset value, beginning of period	$10.76	$10.98	$10.87	$10.85	$10.48	$10.55	$10.38

Income from operations:
Net investment income	0.15	0.10	0.27	0.24	0.30	0.27	0.29
Net realized and unrealized gain	0.34	0.06	0.32	0.18	0.42	0.01	0.50
Total income from operations	0.49	0.16	0.59	0.42	0.72	0.28	0.79

Less distributions from:
Net investment income	(0.14)	(0.09)	(0.28)	(0.26)	(0.35)	(0.30)	(0.36)
Net realized gains	(0.08)	(0.29)	(0.20)	(0.14)	—	(0.05)	(0.26)
Total distributions	(0.22)	(0.38)	(0.48)	(0.40)	(0.35)	(0.35)	(0.62)

Net asset value, end of period	$11.03	$10.76	$10.98	$10.87	$10.85	$10.48	$10.55
Total return[5]	4.54%	1.53%	5.62%	3.82%	7.10%	2.75%	7.93%

Net assets, end of period (000s)	$1,922,770	$1,512,776	$1,388,258	$833,232	$475,576	$275,120	$248,227

Ratios to average net assets:
Gross expenses[6]	0.03%[7]	0.03%[7]	0.04%	0.04%	0.07%	0.09%	0.09%
Net expenses[8,9]	0.00 [7]	0.00 [7]	0.00	0.00	0.00	0.00	0.00
Net investment income	2.66 [7]	2.76 [7]	2.52	2.25	2.82	2.64	2.94

Portfolio turnover rate[10]	117%	48%	264%	195%	187%	150%	145%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 278%, 97%, 379%, 442%, 615%, 694% and 642% for the period ended August 31, 2017, for the period ended February 28, 2017, and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

22	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

24	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$771,500,491	—	$771,500,491
Asset-backed securities	—	169,110,030	—	169,110,030
Collateralized mortgage obligations	—	477,305,282	$176,106	477,481,388
Corporate bonds & notes	—	28,168,272	—	28,168,272
Sovereign bonds	—	8,997,221	—	8,997,221
U.S. government & agency obligations	—	311,215,173	—	311,215,173
U.S. treasury inflation protected securities	—	40,684,947	—	40,684,947
Purchased options	$709,893	—	—	709,893
Total long-term investments	709,893	1,806,981,416	176,106	1,807,867,415
Short-term investments†	—	766,238,571	—	766,238,571
Total investments	709,893	2,573,219,987	176,106	2,574,105,986
Other financial instruments:
Futures contracts	9,226,515	—	—	9,226,515
Centrally cleared interest rate swaps	—	10,142,210	—	10,142,210
Centrally cleared credit default swaps on credit indices — sell protection	—	360,777	—	360,777
Total other financial instruments	9,226,515	10,502,987	—	19,729,502
Total	$9,936,408	$2,583,722,974	$176,106	$2,593,835,488

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$1,762,656	—	—	$1,762,656
Futures contracts	6,792,616	—	—	6,792,616
Centrally cleared interest rate swaps	—	$10,658,017	—	10,658,017
Total	$8,555,272	$10,658,017	—	$19,213,289

†	See Schedule of Investments for additional detailed categorizations.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At August 31, 2017, the Fund held collateral received, for TBA securities, from BNP Paribas and Goldman Sachs in the amount of $276,183 and $558,645, respectively.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be

26	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2017, the total notional value of all credit default swaps to sell protection was $86,090,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of the credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap

28	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values

30	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2017, the Fund held written options with credit related contingent features which had a liability position of $1,762,656. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

32	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $242,268.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$236,903,028	$4,802,557,673
Sales	100,942,498	4,660,312,516

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,551,345,331	$31,162,518	$(8,401,863)	$22,760,655
Swap contracts	2,217,863	10,502,987	(10,658,017)	(155,030)
Written options	(2,017,245)	684,011	(429,422)	254,589
Futures contracts	—	9,226,515	(6,792,616)	2,433,899

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$709,893	—	$709,893
Futures contracts[3]	9,226,515	—	9,226,515
Centrally cleared swap contracts[4]	10,142,210	$360,777	10,502,987
Total	$20,078,618	$360,777	$20,439,395

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$1,762,656
Futures contracts[3]	6,792,616
Centrally cleared swap contracts[4]	10,658,017
Total	$19,213,289

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(9,091,176)	—	$(9,091,176)
Written options	13,224,548	—	13,224,548
Futures contracts	15,548,431	—	15,548,431
Swap contracts	(678,586)	$246,738	(431,848)
Total	$19,003,217	$246,738	$19,249,955

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

34	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(93,112)	—	$(93,112)
Written options	253,781	—	253,781
Futures contracts	6,329,858	—	6,329,858
Swap contracts	(12,388,090)	$360,777	(12,027,313)
Total	$(5,897,563)	$360,777	$(5,536,786)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,213,370
Written options	2,282,012
Futures contracts (to buy)	2,507,913,251
Futures contracts (to sell)	2,662,780,867

Average Notional Balance
Interest rate swap contracts	$1,198,567,143
Credit default swap contracts (to sell protection)	64,121,429

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$709,893	–	$709,893
Futures contracts[3]	3,140,279	–	3,140,279
Total	$3,850,172	–	$3,850,172

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$1,762,656	–	$1,762,656
Centrally cleared swap contracts[3]	1,824,080	$(1,824,080)	–
Total	$3,586,736	$(1,824,080)	$1,762,656
[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.
[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Western Asset SMASh Series M Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2017	Period Ended[1] February 28, 2017	Year Ended October 31, 2016
Shares sold	47,253,751	26,150,024	65,136,523
Shares repurchased	(13,502,158)	(12,003,079)	(15,356,292)
Net increase	33,751,593	14,146,945	49,780,231

[1]	For the period November 1, 2016 through February 28, 2017.

6. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $9,234. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

36	Western Asset SMASh Series M Fund 2017 Semi-Annual Report

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017, October 31, 2016 and October 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 , October 31, 2016 and October 31, 2015, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset SMASh Series M Fund	37

Western Asset

SMASh Series M Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 10/17 SR17-3158

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017